Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Significant accounting judgments, estimates and assumptions
4.	Significant accounting judgments, estimates and assumptions
The preparation of financial statements requires the use of accounting estimates which will seldom equal the actual results. Management needs to exercise judgment in applying the Group’s accounting policies.
Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

(a)	Revenue recognition
The Group has determined that each membership benefit provided over the membership period is a material right that would need to be accounted for as a performance obligation. Refer to Note 2.20 for details. Determining the transaction price allocated to each performance obligation based on its standalone selling price requires judgment and consideration of all relevant facts and circumstance. In the evaluation of standalone selling price, the Group considers the applicable market conditions and relevant Group-specific factors, including factors that were contemplated in membership agreement with the customer and the estimated costs for specified number of cash coupons and incremental discounts.
The Group determined that it is appropriate based on its specific facts and circumstances to record net losses generated from its mobility and connectivity EV charging orders with net negative revenues in selling and marketing expenses on a transaction by transaction basis. The Group considered the substance of negative revenue arising from incentives to end-users
as marketing related expenses paid to
end-users,
the purpose of which is to encourage user engagement, expand user base on its EV charging business, as well as eventually increasing the commission revenue generated from its EV charging business. These loss orders did not relate to past contracts nor future contracts and were accounted for as a separate unit of account. The excess incentive amount that was reclassified to selling expenses amounted
RMB224.5
million (US$31.6 million), RMB140.8
million and RMB112.8 million
for the years ended December 31, 2023, 2022 and 2021, respectively.
Determining whether the Group is acting as a principal or as an agent when a third-party is involved in the provision of certain services to its customers requires judgment and consideration of all relevant facts and circumstances. In evaluation of the Group’s role as a principal or agent, the Group considers factors to determine whether the Group controls the specified goods or service before it is transferred to the customer including, but not limited to the following: whether the Group (a) is primarily responsible for fulfilling the contract, (b) is subject to inventory risk, and (c) has discretion in establishing prices. Refer to Note 2.20 for details.

(b)	Share-based payments
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option or appreciation right, volatility and dividend yield and making assumptions about them. For the measurement of the fair value of equity-settled transactions at the grant date, the Group uses binomial model and Monte-Carlo simulation model for the valuation. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 29.

(c)	Estimation of recoverability of uncollected input VAT receipts
The Group determines the recoverability of uncollected input VAT receipts (which is recorded in other receivables) by considering the historic collection experience of input VAT receipts from the operators and other factors that may affect the operators’ capability to issue input VAT receipts. The Group recognizes provision of uncollected input VAT amount as cost of revenue, in cases such as there is indication of the operator to terminate cooperation or lose capability to issue input VAT receipts.

(d)	Estimation of IFRIC 23 provisions
Where the amount of tax payable or recoverable is uncertain, whether due to the relevant tax authority challenge or due to uncertainty regarding the acceptability of a particular tax treatment under the tax laws, judgment is required to assess the probability that the uncertain tax treatment will be accepted by the tax authority. In accordance with IFRIC 23, if it is not probable that the uncertain tax treatment will be accepted by the tax authority, the Group shall reflect the effects of uncertainty in determining the related taxable profit. Uncertain tax provisions include any related penalties, if applicable under the tax laws.

(e)	Business contracts with Anji Datacom
In February 2022, Kuaidian Beijing Power, one of the Group’s wholly owned subsidiary, entered into an asset transfer agreement with Zhejiang Anjijiayu Big Data Technology Service Co., Ltd. (“Anji Datacom”), an independence third party, whereby Kuaidian Power Beijing agreed to sell certain assets to Anji Datacom. These assets include platform mobile application and mini-program (“Kuaidian Platform”) which connect EV users with charging station operators and chargers, user account and information and historical transaction data, IT systems, and IT workforce. The transfer was completed on March 31, 2022.
On March 31, 2022, Anji Zhidian, a wholly owned subsidiary, entered into a series of contracts (“Business Cooperative Agreements”) with Anji Datacom, through which, Zhejiang Zhidian continues to connect operators to the platform via the data management and platform hosting service provided by Anji Datacom, Anji Datacom is responsible for provision of data management and technical services to Anji Zhidian in exchange for a service.
The asset transfer constituted a business because the transaction included inputs (Kuaidian Platform, user data and etc.) and processes (the established IT processes). The asset transfer resulted in a net gain of RMB0.9 million. The asset transfer transaction did not constitute a discontinued operation in accordance with IFRS 5,
Non-current-assets
held-for-sale
and discontinued operations because the asset transfer did not constitute a major line of business, and the Group continued to carry out the online charging service solution business subsequent to the asset transfer through the series of Business Cooperative Agreements with Anji Datacom
The Group does not control Anji Datacom under IFRS 10, Consolidated financial statement as it does not have power over Anji Datacom and does not obtain or generate variable returns by involving in relevant activities in Anji Datacom. The Group does not have existing rights, including voting rights, rights to appoint or remove shareholders or officers, veto or other substantive rights, over Anji Datacom. Anji Datacom’s third-party shareholder has substantive voting rights and its shareholder and management make their own independence decisions, including but not limited to approving budgets, and appointing and renumerating its management and employees. Further, Anji Datacom is not a structured entity as it is not restricted to carry out its relevant activities, and it has substantive voting rights and decision-making rights as principal of its relevant activities.
Determining whether the Group has control over Anji Datacom requires judgment and consideration of all relevant contractual arrangements, existing rights, business substance and facts and circumstances specific to Anji Datacom. In assessing control over Anji Datacom, the Group first obtains an understanding of the purpose and design of Anji Datacom, it then determines whether it has power to direct Anji Datacom’s relevant activities, is exposed to variable returns from its involvement with Anji Datacom, and has the ability to use its power to affect Anji Datacom’s returns from its involvement with Anji Datacom.

(f)	Measurement of ECL for trade receivables and other receivables
A number of significant judgments are required in applying the accounting requirements for measuring ECL, such as:

•	Determining the segmentation of debtor groups,

•	Selecting appropriate models and assumptions for the measurement of ECL, and

•	Establishing the relative probability weightings of forward-looking factors.

Impairment assessment under ECL for trade receivables and other receivables
The Group uses a provision matrix to calculate ECL for trade receivables and other receivables. The provision rates are based on aging for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted outcome and reasonable and supportable information that is available at the financial position date about past events, current conditions and forecasts of future economic conditions.
At every financial position date, the historical observed default rates are reassessed and changes in the forward-looking information are considered. In addition, trade receivables with significant balances and credit impairment are assessed for ECL individually.
The provision of ECL is sensitive to changes in estimates. The information about the ECL is disclosed in Note 7.

(i)	Forward-looking information
In measuring ECL in accordance with IFRS 9, it should consider forward-looking information. The calculation of ECL incorporates forward-looking information through the use of publicly available economic data and forecasts based on assumptions and management judgments to reflect the forward-looking factors and through the use of probability weighted outcomes.

(g)	Measurement of fair value of convertible bonds
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the arrangement. This estimate also requires determination of the most appropriate inputs to the valuation model including stock price, volatility and dividend yield and making assumptions about them. For the measurement of the fair value of convertible bonds at the issue date, the Group uses binomial model for the valuation. The assumptions and models used for estimating fair value for convertible bonds are disclosed in Note 20.